Provisions for liabilities and charges - Payment protection insurance (Details) - GBP (£) £ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020
Disclosure of financial liabilities [line items]
Release to income statement	£ 215	£ 154
Payment protection insurance
Disclosure of financial liabilities [line items]
Percentage of pre-deadline complaints that have been processed			95.00%
Release to income statement	£ 150	£ 100	£ 250